Revenue and Expenses - Estimated Payment Schedule (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	€ 12,285
Purchase and other contractual obligations	33
Operating lease obligations, at present value	8
Telefonica Spain And Germany
Disclosure of finance lease and operating lease by lessee [Line Items]
Purchase commitment amount	850
Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	3,991
1 to 3 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	4,269
3 to 5 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	2,281
Subsequent years
Disclosure of finance lease and operating lease by lessee [Line Items]
Undiscounted operating lease payments to be paid	€ 1,744